Deposits [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Banking and Thrift [Abstract]
Time Deposits by Maturity [Table Text Block]

	Domestic	Foreign
	(in millions)
Due in one year or less	¥35,177,306	¥22,778,522
Due after one year through two years	5,393,185	509,304
Due after two years through three years	2,901,566	278,477
Due after three years through four years	925,646	146,359
Due after four years through five years	694,803	56,127
Due after five years	846,850	25,525

Total	¥45,939,356	¥23,794,314